provisions (Tables)	12 Months Ended
Dec. 31, 2020
provisions
Schedule of other provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration	Other	Total
As at January 1, 2019	$336	$88	$282	$94	$800
Additions	15	64	32	73	184
Reversals	—	—	(17)	(6)	(23)
Uses	(5)	(88)	(62)	(69)	(224)
Interest effects [1]	149	—	11	—	160
Effects of foreign exchange, net	—	—	(19)	—	(19)
As at December 31, 2019	495	64	227	92	878
Additions	—	48	149	200	397
Reversals	(5)	(1)	(114)	(20)	(140)
Uses	(3)	(69)	(112)	(143)	(327)
Interest effects [1]	174	—	2	—	176
Effects of foreign exchange, net	—	—	13	—	13
As at December 31, 2020	$661	$42	$165	$129	$997
Current	$8	$36	$—	$29	$73
Non-current	653	6	165	100	924
As at December 31, 2020	$661	$42	$165	$129	$997
1

The difference of $160 (2019 – $138) between the asset retirement obligation interest effect in this table and the amount included in the amount disclosed in Note 9 is in respect of the change in the discount rates applicable to the provision, such difference being included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.